Form N-1A Supplement	Nov. 30, 2025
REX FANG & Innovation Equity Premium Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
ETF Opportunities Trust

REX FANG & Innovation Equity Premium Income ETF (NASD: FEPI)
(the “Fund”)
Supplement dated January 22, 2026
to the Prospectus,
dated November 30, 2025, as supplemented from time to time